Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares
Disclosure of classes of share capital [abstract]
Number of shares, outstanding, beginning balance | shares	63,647,927	63,647,927	62,585,836
Share capital, outstanding, beginning balance		₨ 850	₨ 842
Share premium, outstanding, beginning balance		₨ 20,388,799	₨ 20,286,474
Number of shares, exercise of option (restricted stock units and share-based payments) | shares	906,052	906,052	1,062,091
Share capital, exercise of option (restricted stock units and share-based payments)		₨ 7	₨ 8
Share premium, exercise of option (restricted stock units and share-based payments)		₨ 122,679	₨ 102,325
Number of shares, outstanding, ending balance | shares	63,113,555	63,113,555	63,647,927
Share capital, outstanding, ending balance		₨ 857	₨ 850
Share premium, outstanding, ending balance	$ 246,118	₨ 20,511,478	₨ 20,388,799
Number of shares, own shares repurchased | shares	(1,440,424)	(1,440,424)